Condensed Statements of Operations (Unaudited) - USD ($)			3 Months Ended	6 Months Ended
	Dec. 31, 2020		Jun. 30, 2021	Jun. 30, 2021
Income Statement [Abstract]
Formation and operating costs	$ 5,000		$ 380,526	$ 475,353
Loss from Operations			(380,526)	(475,353)
Other income (expense):
Trust interest income			3,541	3,541
Warrant issuance costs				(638,847)
Unrealized loss on change in fair value of FPA			(1,709,377)	(1,458,454)
Unrealized gain on change in fair value of warrants			4,889,502	4,455,365
Total other income			3,183,666	2,361,605
Net income (loss)	$ (5,000)		$ 2,803,140	$ 1,886,252
Basic and diluted weighted average shares outstanding, ordinary share subject to redemption (in Shares)			22,470,433	14,141,692
Basic and diluted net income per share (in Dollars per share)
Basic and diluted weighted average shares outstanding, ordinary share (in Shares)	5,625,000	[1]	9,384,192	8,619,700
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.00		$ 0.30	$ 0.22

[1]	This number excludes an aggregate of up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).